Acquired Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 3,744	$ 2,696	$ 2,337
Impairment of intangible assets	$ 0	2,910	3,595
Software license
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 2,910	3,445
Trade name and domain name
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets			$ 150